Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Beginning balance	€ 193	€ 309
Additional provisions	28	91
Disposals	(8)	(6)
Unused amounts reversed through the income statement	(10)	0
Used during the year	(57)	(209)
Net exchange differences	5	9
Transfer to disposal groups	(52)
Ending balance	99	193
Current	89	139
Non-current	€ 10	€ 54